Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information:
Entity Registrant Name	SYMBID CORP.
Document Type	POS AM
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	This post-effective amendment relates to our registration statement on Form S-1 (Registration No. 333-196153) which was declared effective by the Securities and Exchange Commission on July 11, 2014 (as supplemented, the “Registration Statement”). The Registration Statement registered 11,707,060 shares of or common stock on behalf of selling stockholders, of which 5,853,530 shares were then issued and outstanding and 5,853,530 were issuable upon exercise of common stock purchase warrants. Since July 11, 2014, no warrants to purchase 5,853,530 shares of our common stock have been exercised. In addition, to our knowledge, none of the shares of common stock registered hereby have been previously sold or otherwise transferred by the selling stockholders. We are filing this post-effective amendment to our Registration Statement pursuant to the undertakings in Item 17 of the Registration Statement and pursuant Rule 427 of the Securities Act of 1933, as amended, to (i) include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014, that was filed with the SEC on March 25, 2015; and (ii)update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001532595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No